INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

11.       INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)
Current tax provision:
Federal	$258	$535
State	55	134
	313	669
Deferred tax provision (benefit):
Federal	190	(69)
State	56	(17)
	246	(86)

Total tax provision	$559	$583

The differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	Years Ended
	December 31,
	2012	2011

Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.9	4.8
Bank-owned life insurance	(2.3)	(2.1)
Stock compensation plans	0.3	(0.3)
Other, net	0.2	0.1

Effective tax rates	37.1%	36.5%

The components of the net deferred tax asset included in other assets are as follows:

	At December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
Federal	$1,015	$954
State	295	278
	1,310	1,232
Deferred tax liabilities:
Federal	(826)	(549)
State	(203)	(129)
	(1,029)	(678)

Net deferred tax asset	$281	$554

The tax effects of each item that gives rise to deferred taxes are as follows:

	At December 31,
	2012	2011
	(In thousands)

Deferred compensation	$468	$429
Net unrealized gain on securities available for sale	(101)	(74)
Depreciation and amortization	(343)	(359)
Allowance for loan losses	713	728
Mortgage servicing rights	(356)	(183)
Other, net	(100)	13

Net deferred tax asset	$281	$554

A summary of the change in the net deferred tax asset is as follows:

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$554	$477
Deferred tax (provision) benefit	(246)	86
Deferred tax effects of net unrealized gain on securities available for sale	(27)	(9)

Balance at end of period	$281	$554

The federal income tax reserve for loan losses at the Company’s base year is $723,000.  If any portion of the reserve is used for purposes other than to absorb loan losses, approximately 150% of the amount actually used (limited to the amount of the reserve) would be subject to taxation in the fiscal year in which it is used.  As the Company intends to use the reserve solely to absorb loan losses, a deferred tax liability of $289,000 has not been provided.

Uncertain tax positions

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities.  As of December 31, 2012 and 2011 there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended June 30, 2009 through December 31, 2012.